Financial Instruments - Summary of Earnings Before Tax Due To Weakening of Foreign Currency (Detail) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
USD
Impact Of Earnings Before Tax Due To Weakening Of Foreign Currency [Line Items]
Earnings before income taxes	$ 1,632	$ 1,776
AUD
Impact Of Earnings Before Tax Due To Weakening Of Foreign Currency [Line Items]
Earnings before income taxes	(149)	(90)
BRL
Impact Of Earnings Before Tax Due To Weakening Of Foreign Currency [Line Items]
Earnings before income taxes	$ 92	$ 167